CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net profit	€ 1,525,913	€ 1,257,457	€ 939,294
Items that will not be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on remeasurement of defined benefit plans	(691)	221	1,605
Related tax impact	168	(52)	(376)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	(523)	169	1,229
Items that may be reclassified to the consolidated income statement in subsequent periods:
(Losses)/Gains on cash flow hedging instruments	(86,810)	(26,284)	92,898
Exchange differences on translating foreign operations	12,248	(6,323)	9,798
Related tax impact	23,610	6,403	(24,626)
Total items that may be reclassified to the consolidated income statement in subsequent periods	(50,952)	(26,204)	78,070
Total other comprehensive (loss)/income, net of tax	(51,475)	(26,035)	79,299
Total comprehensive income	1,474,438	1,231,422	1,018,593
Total comprehensive income attributable to:
Owners of the parent	1,470,092	1,226,428	1,012,215
Non-controlling interests	€ 4,346	€ 4,994	€ 6,378